Audit Information	12 Months Ended
Mar. 31, 2026
Auditor [Line Items]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Charming Medical Limited and its subsidiaries\ (collectively the “Company”) as of March 31, 2026 and 2025 and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity (deficit), and cash flows for each of the years in the three-year period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.